SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, balance	4,928,329	4,386,234
Weighted average exercise price, balance	$ 6.17	$ 6.58
Number of warrants exercise	(3,474,595)	(1,330,300)
Number of warrants expiry	(721,239)
Number of warrants outstanding, balance	1,286,808	4,928,329
Weighted average exercise price, balance	$ 13.39	$ 6.17
January 2024 registered direct offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		651,062
July 2024 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,200,000
October 2024 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		21,333
January 2025 Registered Direct Offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	554,313